SUBORDINATED DEBENTURES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Trust Preferred Securities [Line Items]
Net carrying amount	$ 8,428	$ 199,601
Trust Preferred securities callable period	5 years
Previously unissued common shares, issued (in shares)	19,500,000
Liquidated amount of trust-preferred securities retired as a result of exchange offer	19,500
Eliminated accrued interest payable associated with the retired securities	3,400
Amount by which regulatory capital increased	21,900
Gain on retirement of securities	16,900
Maximum deferral period for interest payment	5 years
Accrued interest on trust preferred securities	33,300	27,600
Capitol Trust I [Member]
Schedule Of Trust Preferred Securities [Line Items]
Number of shares accepted for exchange (in shares)	1,180,602
Number of trust preferred securities outstanding (in shares)	2,530,000
Capitol Trust XII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Number of shares accepted for exchange (in shares)	773,934
Number of trust preferred securities outstanding (in shares)	1,454,100
Trust Preferred Securities [Member] | Subordinated Debt [Member]
Schedule Of Trust Preferred Securities [Line Items]
Aggregate liquidation amount	151,296
Net carrying amount	151,296	149,156
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust I [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	8.50%
Scheduled maturity	Dec. 31, 2027
Aggregate liquidation amount	13,494
Net carrying amount	13,494	13,186
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust II [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	10.25%
Scheduled maturity	Dec. 31, 2031
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,803
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Statutory Trust III [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.89%
Scheduled maturity	Dec. 31, 2031
Aggregate liquidation amount	15,000
Net carrying amount	15,000	14,706
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust IV [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.99%
Scheduled maturity	Dec. 31, 2032
Aggregate liquidation amount	3,000
Net carrying amount	3,000	2,931
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust VI [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.63%
Scheduled maturity	Dec. 31, 2033
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,787
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust VII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	7.78%
Scheduled maturity	Dec. 31, 2033
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,891
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Statutory Trust VIII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.26%
Scheduled maturity	Dec. 31, 2033
Aggregate liquidation amount	20,000
Net carrying amount	20,000	19,715
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust IX [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	7.69%
Scheduled maturity	Dec. 31, 2034
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,952
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust X [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	1.98%
Scheduled maturity	Dec. 31, 2037
Aggregate liquidation amount	33,000
Net carrying amount	33,000	33,000
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust XI [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	1.96%
Scheduled maturity	Dec. 31, 2037
Aggregate liquidation amount	20,000
Net carrying amount	20,000	20,000
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust XII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	10.50%
Scheduled maturity	Dec. 31, 2038
Aggregate liquidation amount	6,802
Net carrying amount	$ 6,802	$ 6,185